Organization (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Jul. 23, 2001
Trust dissolution date	Dec. 31, 2031
Millburn Ridgefield Corporation [Member]
Original trust capital		$ 400
Minimum percentage of ownership	1.00%
Minimum capital investment	500,000
Initial Unitholder [Member]
Original trust capital		$ 1,600